Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Total dividend on ordinary shares paid	€ 533	€ 308	€ 507	€ 256	€ 638	€ 0	€ 841	€ 763	€ 638
Dividend rate (in euros per share)	€ 1.17	€ 0.67	€ 1.12	€ 0.56					€ 1.40